Loans (Servicing Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, beginning of year	$ 2,086	$ 1,389
Servicing assets capitalized	172	1,472
Amortization of expense	(458)	(775)
Provision for loss in fair value	0	0
Balance, end of year	$ 1,800	$ 2,086